Property and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and equipment, net
Total	$ 1,702	$ 1,405
Less: Accumulated depreciation and amortization	(1,339)	(1,267)
Property and equipment, net	363	138
Depreciation and amortization expenses	125	86	$ 91
Computers and equipment
Property and equipment, net
Total	1,518	1,327
Furniture and fixtures
Property and equipment, net
Total	119	58
Leasehold improvement
Property and equipment, net
Total	$ 65	$ 20